SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Sep. 30, 2024
Accounting Policies [Abstract]
SCHEDULE OF FOREIGN CURRENCY TRANSLATION

	September 30,	September 30,	Year Ended September 30,
	2024	2023	2024	2023	2022
Foreign currency	Balance Sheet	Balance Sheet	Profits/Loss	Profits/Loss	Profits/Loss
RMB:1USD	7.0074	7.1798	7.1178	7.0329	6.5529

SCHEDULE OF ESTIMATED USEFUL LIFE	Estimated useful lives are as follows:
Category	Estimated useful lives
Office equipment	3-5 years
Vehicle	4 years
Machine and equipment	5-10 years

SCHEDULE OF AMORTIZATION OF INTANGIBLE ASSETS
Category	Estimated useful lives
Software	10 years

SCHEDULE OF FAIR VALUE MEASUREMENT ON RECURRING BASIS

		Quoted	Significant	Significant
		Prices in	Other	Other
	As of	Active	Observable	Unobservable
	September 30	Markets	Inputs	Inputs
	2024	(Level 1)	(Level 2)	(Level 3)
Trading securities	$17,850,648	$17,850,648	$-	$-
Total	$17,850,648	$17,850,648	$-	$-

		Quoted	Significant	Significant
		Prices in	Other	Other
	As of	Active	Observable	Unobservable
	September 30	Markets	Inputs	Inputs
	2023	(Level 1)	(Level 2)	(Level 3)
Trading securities	$7,234,607	$7,234,607	$-	$-
Total	$7,234,607	$7,234,607	$-	$-

SCHEDULE OF BREAKDOWN OF REVENUES

The following table sets forth the breakdown of our revenues for the years ended September 30, 2024, 2023, and 2022:

	2024		2023		2022
	Amount	%	Amount	%	Amount	%
Sales of clean-energy equipment	$33,816,111	49.0	$39,581,383	54.1	$18,697,671	40.1
Sales of digitalization and integration equipment	3,081,230	4.5	3,364,644	4.6	4,356,143	9.3
Sales of new energy	25,822,344	37.4	23,204,437	31.8	17,713,342	37.9
Delivery of oil and gas engineering technical services	6,353,689	9.1	6,933,984	9.5	5,949,349	12.7
Total	$69,073,374	100.0	$73,084,448	100.0	$46,716,505	100.0

SCHEDULE OF CONCENTRATIONS

Details of customers accounting for 10% or more of the Company’s total revenues are as follows:

	Years Ended September 30,
	2024		2023		2022

Customer A	$14,822,587	21.5%	$1,679,567	2.3%	$-	-%
Customer B	11,050,583	16.0%	13,411,753	18.4%	7,737,339	16.6%
Customer C	2,499,032	3.6%	12,721,498	17.4%	2,836,007	6.1%
Customer D	1,359,277	2.0%	10,931,425	15.0%	7,037,526	15.1%
Total	$29,731,479	43.1%	$38,744,243	53.1%	$17,610,872	37.8%

Details of customers which accounted for 10% or more of the Company’s accounts receivable are as follows:

	As of September 30,
	2024		2023

Customer B	$5,934,248	22.3%	$8,169,614	26.6%
Customer E	2,591,640	9.7%	5,196,868	16.9%
Customer C	886,206	3.3%	3,401,209	11.1%
Total	$9,412,094	35.3%	$16,767,691	54.6%

Details of vendors from which purchases are greater than 10% of the total purchases of the Company are as follows: No vendor accounted for 10% or more of the Company’s total purchases for the year ended September 30, 2023.

	Years Ended September 30,
	2024		2023		2022

Vendor A	$8,502,784	16.0%	$3,884,722	7.1%	$-	-%
Vendor B	6,093,172	11.3%	3,315,224	6.1%	7,888,469	23.8%
Vendor C	844,238	1.6%	2,549,518	4.7%	5,963,411	18.0%
Vendor D	1,064,322	2.0%	2,134,733	3.9%	3,627,176	10.9%
Total	$16,504,516	30.9%	$11,884,197	21.8%	$17,479,056	52.7%

Details of the vendors which accounted for 10% or more of the Company’s accounts payable are as follows:

	As of September 30,
	2024		2023

Vendor E	$-	-%	$4,924,493	41.7%
Vendor F	-	-%	326,168	2.8%
Vendor G	465,088	4.3%	453,921	3.8%
Total	$465,088	4.3%	$5,704,582	48.3%